Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
For the six months ended June 30,
Basic Earnings per Share
2026 2025
Net income $ 49,908 $ 7,539
Dividends on series B preferred shares (2,884) (2,884)
Net income attributable to common stockholders $ 47,024 $ 4,655
Weighted average number of common shares, basic 113,219,648 110,095,604
Earnings per common share, basic
$ 0.42 $ 0.04
Diluted Earnings per Share
2026 2025
Net income $ 49,908 $ 7,539
Dividends on series B preferred shares (2,884) (2,884)
Adjusted net income attributable to common stockholders $ 47,024 $ 4,655
Weighted average number of common shares, basic 113,219,648 110,095,604
Restricted shares 364,915 -
Total incremental
shares from dilutive instruments
364,915 -
Weighted average number of common shares, diluted
113,584,563 110,095,604
Earnings per common share, diluted $ 0.41 $ 0.04